Stock Options (Summary of Stock Option Transactions) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of stock option transactions
Options outstanding at beginning of period	3,698,019	2,677,474	2,607,446	2,741,985	2,741,985	2,225,778	1,959,726
Options, Grants		90,000	1,127,500	155,000	155,000	575,150	295,463
Options, Forfeitures	(9,146)		(46,073)	(7,500)	(144,752)	(14,444)	(25,551)
Options, Exercises	(2,245)	(10,000)	(2,245)	(132,011)	(144,787)	(44,499)	(3,860)
Options outstanding at period end	3,686,628	2,757,474	3,686,628	2,757,474	2,607,446	2,741,985	2,225,778
Options exercisable at period end	2,386,634		2,386,634		2,058,585	1,722,281	1,427,649
Weighted average per share fair value of options granted during the period		$ 5.81	$ 1.33	$ 5.67	$ 5.67	$ 7.92	$ 3.74
Options, Weighted Average Exercise Price Beginning balance	$ 3.17	$ 3.98	$ 3.88	$ 3.81	$ 3.81	$ 2.14	$ 1.80
Weighted Average Exercise Price, Grants		$ 7.95	$ 1.71	$ 7.83	$ 7.83	$ 10.17	$ 4.35
Weighted Average Exercise Price, Forfeitures	$ 6.91		$ 8.32	$ 11.00	$ 8.98	$ 5.11	$ 1.84
Weighted Average Exercise Price, Exercises	$ 1.33	$ 2.04	$ 1.33	$ 1.59	$ 1.63	$ 2.10	$ 1.70
Options, Weighted Average Exercise Price Ending balance	$ 3.16	$ 4.11	$ 3.16	$ 4.11	$ 3.88	$ 3.81	$ 2.14
Options exercisable at period end, Weighted Average Exercise Price	$ 2.94		$ 2.94		$ 2.74	$ 1.88	$ 1.70